UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21836

                                  Giant 5 Funds
               (Exact name of registrant as specified in charter)

                           128 South Tejon, Suite 150
                           Colorado Springs, CO 80903
               (Address of principal executive offices)(zip code)

                                Michael G. Willis
                                The Willis Group
                           128 South Tejon, Suite 150
                           Colorado Springs, CO 80903
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (719-884-7500)

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS

Giant 5 Funds
Schedule of Investments
December 31, 2007 (Unaudited)

GIANT 5 TOTAL INVESTMENT SYSTEM
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

                                                                                                 Shares or
                                                                                                 Principal
                       Security Description                                                        Amount                   Value
                       --------------------                                                        ------                   -----
INVESTMENT COMPANIES - 89.8%
   Alpine International Real Estate Equity Fund, Class Y                                              10,970     $          429,794
   American Growth Fund of America, Inc., Class Fund                                                   9,394                317,434
   BlackRock Global Resources Fund, Class I                                                           30,539              1,933,730
   Columbia Mid Cap Value Fund, Class Z                                                               18,932                277,922
   Delaware American Services Fund, Class I                                                           58,538              1,051,921
   E.I.I. International Property Fund, Class I                                                       134,880              2,843,262
   Fidelity Select Industrials Materials Portfolio                                                    38,930              2,276,608
   Franklin Mutual European Fund, Class Z                                                             17,375                457,305
   ICON Materials Fund                                                                               229,584              2,989,184
   Ivy European Opportunities Fund, Class Y                                                            3,010                116,361
   Ivy Global Natural Resources Fund, Class Y                                                         73,205              2,862,307
   JPMorgan Small Cap Equity Fund, Class S                                                            30,728                961,794
   Loomis Sayles Fixed Income Fund, Class I                                                          237,465              3,222,405
   Loomis Sayles Small Cap Value Fund, Class I                                                         3,862                 95,084
   Matthews China Fund                                                                                48,415              1,923,528
   Matthews India Fund                                                                                21,815                533,159
   Metzler/Payden European Emerging Markets Fund                                                      11,823                447,742
   Morgan Stanley Institutional Fund, Inc., International Real Estate Portfolio, Class A               7,096                180,652
   Morgan Stanley Institutional Portfolio Fund, Inc., US Real Estate Portfolio, Class A              100,027              1,575,427
   Oppenheimer International Bond Fund, Class Y                                                      499,437              3,176,416
   T. Rowe Price Latin America Fund                                                                    3,272                176,336
   US Global Investors Accolade Funds, Eastern European Fund                                           4,404                219,647
   Vanguard Energy Fund, Admiral Shares                                                               21,795              3,372,383
   Vanguard Short-Term Investment Grade Fund, Admiral Shares                                          18,953                201,846
   Vanguard Windsor II Fund, Class Y                                                                   9,047                282,821
                                                                                                                        -----------
TOTAL INVESTMENT COMPANIES
  (COST $30,840,735)                                                                                                     31,925,068
                                                                                                                        -----------
SHORT-TERM INVESTMENTS - 10.3%
   UMB Bank Money Market Fiduciary, 2.732%, 1/2/2008                                               3,667,029              3,667,029
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $3,667,029)                                                                                                       3,667,029
                                                                                                                        -----------

TOTAL INVESTMENTS - 100.1%
  (COST $34,507,764)                                                                                                     35,592,097
Other Assets and Liabilities - (0.1)%                                                                                       (22,812)
                                                                                                                        -----------
NET ASSETS - 100.0%                                                                                                     $35,569,285
                                                                                                                        ===========


See Notes to the Schedule of Investments

GIANT 5 TOTAL INDEX SYSTEM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2007 (Unaudited)

                                                                                                  Shares or
                                                                                                  Principal
                       Security Description                                                         Amount                   Value
                       --------------------                                                         ------                   -----
EXCHANGE TRADED FUNDS - 98.6%
   Ameristock/ Ryan 1-Year Treasury ETF                                                                5,320           $    130,606
   Ameristock/ Ryan 2-Year Treasury ETF                                                                2,900                 71,746
   DJ Wilshire REIT ETF                                                                               18,983              1,315,522
   Energy Select Sector SPDR Fund                                                                     11,133                883,404
   iShares Cohen & Steers Realty Majors Index Fund                                                    11,314                896,295
   iShares Dow Jones US Basic Materials Sector Index Fund                                             10,776                829,321
   iShares Lehman 1-3 Year Treasury Bond Fund                                                         18,400              1,512,296
   iShares MSCI EAFE Index Fund                                                                        1,739                136,512
   iShares MSCI EMU Index Fund                                                                         1,760                210,003
   iShares Russell 1000 Value Index Fund                                                               4,719                378,700
   iShares Russell Midcap Value Index Fund                                                             3,371                475,513
   iShares S&P Europe 350 Index Fund                                                                   6,792                776,597
   iShares S&P Global Energy Sector Index Fund                                                        21,395              3,042,155
   PowerShares FTSE RAFI Basic Materials Sector Portfolio                                              7,900                527,404
   PowerShares FTSE RAFI Developed Markets ex-US Portfolio                                             5,000                253,150
   PowerShares FTSE RAFI Energy Sector Portfolio                                                      10,240                784,486
   PowerShares FTSE RAFI US 1000 Portfolio                                                            21,755              1,264,836
   PowerShares FTSE RAFI US 1500 Small-Mid Portfolio                                                  12,070                644,900
   PowerShares WilderHill Clean Energy Portfolio                                                       4,000                110,760
   SPDR DJ Wilshire International Real Estate ETF                                                     26,500              1,509,175
   SPDR Lehman International Treasury Bond ETF                                                        33,400              1,796,920
   Vanguard Information Technology Index ETF                                                          10,000                602,700
   Vanguard Long-Term Bond ETF                                                                         7,000                536,760
   Vanguard Materials ETF                                                                             15,024              1,323,915
   Vanguard Total Bond Market ETF                                                                     24,400              1,878,800
   WisdomTree International Basic Materials Sector Fund                                               69,750              2,615,625
   WisdomTree International Energy Sector Fund                                                        40,000              1,361,200
   WisdomTree International MidCap Dividend Fund                                                       4,000                266,720
   WisdomTree International Real Estate Fund                                                          20,000                987,000
   WisdomTree International SmallCap Dividend Fund                                                     3,500                224,875
                                                                                                                        -----------
TOTAL EXCHANGE TRADED FUNDS
  (COST $26,010,505)                                                                                                     27,347,896
                                                                                                                        -----------
SHORT-TERM INVESTMENTS - 2.1%
   UMB Bank Money Market Fiduciary, 2.732%, 1/2/2008                                                 600,199                600,199
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $600,199)                                                                                                           600,199
                                                                                                                        -----------

TOTAL INVESTMENTS - 100.7%
  (COST $26,610,704)                                                                                                     27,948,095
Other Assets and Liabilities - (0.7)%                                                                                     (203,225)
                                                                                                                        -----------
NET ASSETS - 100.0%                                                                                                     $27,744,870
                                                                                                                        ===========

See Notes to the Schedule of Investments

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

                                  GIANT 5 FUNDS
                   NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2007
                                   (unaudited)

1. ORGANIZATION

Giant 5 Funds (the "Trust") was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-ended investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a "Fund", collectively the "Funds").

The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a "fund of funds," which means that each Fund invests in other mutual funds and exchange traded funds ("Underlying Funds").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Trust in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the Untied States of America ("GAAP"). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

SECURITY VALUATION

The value of assets in a Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

As noted above each Fund is a fund of funds, primarily invested in Underlying Funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds policies will be used in the daily calculation of their net asset value per share ("NAV"), which will, in turn, be used in calculating the Funds' NAVs. If for any reason, an Underlying Fund does not provide its NAV to the Fund in timely fashion for the Fund's NAV calculation, the last available NAV for that Underlying Fund will be used for valuation purposes.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provide by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be review by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

FEDERAL INCOME TAXES:

At December 31, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes for the GIANT 5 Total Investment System and Giant 5 Total Index System was as follows:

                                 Giant 5 Total Investment System     Giant 5 Total Index System
Cost of Investments                                  $34,520,917                    $26,597,950

Gross unrealized appreciation                        $ 2,797,453                    $ 1,926,691
Gross unrealized depreciation                        <1,726,273>                      <576,546>
                                                     -----------                    -----------
Net unrealized appreciation on investments           $ 1,071,180                    $ 1,350,145

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of accretion of premium or discount.

ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant's service providers.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter ended December 31, 2007 that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit No.                Description of Exhibit
         -----------                ----------------------
         99.1                       Certification of Principal Executive Officer
         99.2                       Certification of Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds
-------------

/s/ Michael G. Willis
------------------------------
By: Michael G. Willis
President
February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
------------------------------
By: Michael G. Willis
President
(Principal Executive Officer)
February 28, 2008

/s/ Paul D. Myers
------------------------------
By: Paul D. Myers
Treasurer
(Principal Financial Officer)
February 28, 2008